SHARE-BASED PAYMENT (Schedule of Share-Based Compensation Expenses Relating to Options Granted) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	¥ 108,628	$ 15,799	¥ 91,143	$ 14,008	¥ 163,341	$ 23,526
Cost of Services [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	351	51	1,343	206	2,993	431
Sales and marketing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	11,361	1,652	9,228	1,418	13,966	2,012
General and administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	76,573	11,137	64,202	9,868	121,358	17,479
Service development expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	20,343	$ 2,959	16,370	$ 2,516	25,024	$ 3,604
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	106,282		88,054		156,227
Employees [Member] | Cost of Services [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	351		1,343		2,993
Employees [Member] | Sales and marketing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	11,361		9,228		13,966
Employees [Member] | General and administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	74,227		61,113		114,244
Employees [Member] | Service development expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	20,343		16,370		25,024
Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	2,346		3,089		7,114
Directors [Member] | Cost of Services [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	0		0		0
Directors [Member] | Sales and marketing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	0		0		0
Directors [Member] | General and administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	2,346		3,089		7,114
Directors [Member] | Service development expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	¥ 0		¥ 0		¥ 0